EQUITY INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2023
Equity Investments
Impairment of equity investment (Notes 7 and 11)		$ 3,048	$ 0	$ 0
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 299	$ 299	$ 1,109
Coastal GasLink | Canadian Natural Gas Pipelines | Subsequent event
Equity Investments
Expected cost of pipeline project					$ 14,500
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Impairment of equity investment (Notes 7 and 11)	3,048
Impairment charges after tax	$ 2,643